As filed with the Securities and Exchange Commission on July 31, 2018

Securities Act File No. 333-171178

Investment Company Act File No. 811-22504

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[x]

Pre-Effective Amendment No.

Post-Effective Amendment No. 13

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

Amendment No. 15

CLARK FORK TRUST

(Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (406) 541-0130

Capitol Services, Inc.
615 S. Dupont Hwy, Dover, DE 19901
(Name and Address of Agent for Service)

With Copies to:

Russell T. Piazza Front Street Capital Management, Inc. 218 East Front Street, Suite 205 Missoula, Montana 59802	John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Approximate Date of Proposed Public Offering:

 It is proposed that this filing will become effective:  (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b);

[   ]  on _______ pursuant to paragraph (b);

[X]  60 days after filing pursuant to paragraph (a)(1);

[   ]  on ______ (date) pursuant to paragraph (a)(1);

[   ]  75 days after filing pursuant to paragraph (a)(2); or

[   ]  on ______ (date) pursuant to paragraph (a)(2) of rule 485.

Tarkio Fund

(TARKX)

Prospectus

September 30, 2018

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary Section	1

General Summary Information	6

Investment Objective, Principal Investment Strategies, Related Risks and Disclosure
of Portfolio Holdings	7

General Information	12

Shareholder Information	13

Investing in the Fund	15

Other Important Investment Information	23

Financial Highlights	27

Privacy Notice	29

How to Get More Information	30

Summary Section

Investment Objective

The Tarkio Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution Fees/Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 29.76% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner with the business in which they invest.  Front Street Capital

Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders by employing a disciplined bottom up, fundamental approach to identify equity investments that satisfy its quality and valuation standards.

Quality companies are defined by the Adviser as enterprises run by a management team focused on creating long-term value in the business. The Adviser’s qualitative review of a company focuses on company culture, and also includes an analysis of corporate integrity, capital allocation (historically, and on an ongoing basis), and long-term focus of management. As part of this review process, the Adviser will review publicly available information documenting management actions (with regard to integrity) and capital allocation (investing) decisions.  The Adviser looks for companies that demonstrate high levels of integrity, long-term focus purpose and passion, teamwork (cooperation, not internal competition), and a focus on employee empowerment (driving fear out of the organization), as well as discipline with respect to capital allocation.  The Adviser looks for companies that focus on these criteria both historically and on an ongoing basis and really lives with these companies as a long-term partner.

When making an investment decision, the Adviser also considers the company’s performance with respect to environmental, social, and governance (ESG) factors. The Adviser believes positive ESG factors (such as environmental stewardship, community and societal well-being, corporate transparency, and ethical treatment of all stakeholders – not just shareholders) are often indicative of a company’s alignment with the Adviser’s investment criteria as stated above.  The Fund, generally, seeks to avoid investing in companies that the Adviser deems inconsistent with these positive ESG factors.  The Adviser also believes that companies managed with long-term performance in mind are less likely to incur the many various liabilities associated with negative ESG factors, including, among others, exploitation of employees, communities, and the environment.  Such liabilities can include employee and/or shareholder lawsuits and regulatory sanctions and/or fines.

Once companies are identified, the Adviser attempts to find buying opportunities at prices that represent a fair value for a long-term owner The Adviser’s qualitative review process is subjective and may result in investments in companies that do not satisfy all shareholders of the Fund.

The Fund, under normal market conditions, invests primarily in common stock of U.S. companies that are selected for their long-term appreciation potential.  To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that could be viewed as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price.  In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes, including to gain exposure to certain sectors of securities that are represented by ownership in ETFs.  The Adviser limits to 5% the Fund’s total assets that may be

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invested in ETFs.  The Fund may, from time to time, focus its investments in one or more sectors.

The Fund generally will not engage in frequent trading of portfolio securities.

The Adviser may sell or reduce the Fund's position in a security when the facts or the original investment analysis have changed.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.  Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investing in Foreign Securities. Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. The considerations noted above generally are intensified for investments in emerging markets.  An emerging market is considered to be a market that is in a transitional phase of its economic development and in the process of building liquid equity, debt and foreign exchange markets.

Risks of Fixed Income Securities. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.

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Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.  The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds.

Investment Company Securities Risks.  The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange traded funds (ETFs), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due.

Risks of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Technology Sector Risk.  The Fund’s investment strategy may, from time to time, result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses.  The Fund has historically had a larger percentage of its assets invested in companies in the technology sector than other sectors.  The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, produce compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.  The Fund may also invest in a relatively few number of issuers.  Thus, the Fund may be more susceptible to adverse developments affecting any single issuers held in its portfolio and may be more susceptible to greater losses because of these developments.

ESG or Responsible Investing Risk. The Fund’s ESG investment strategy may select or exclude securities of certain issuers for reasons other than performance and as a result the Fund may underperform funds that do not utilize an ESG investment screening process. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

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Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.tarkiofund.com.

Year by Year Return as of December 31st

[to be inserted]

For the periods included in the bar chart:

Best Quarter

23.45%, 1st  Quarter, 2012

Worst Quarter

              -13.05%, 3rd Quarter, 2015

The year to date return as of June 30, 2018 was ___%.

Average Annual Total Return as of December 31, 2017.

	1 Year	5 Years	Since Inception (June 28, 2011)
Return Before Taxes
Return After Taxes on Distribution
Return After Taxes on Distribution and Sale of Fund Shares
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)

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After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser.

Front Street Capital Management, Inc.

Portfolio Manager.

•

Russell T. Piazza has managed the Fund since its inception in June 2011. Mr. Piazza is the President of the Adviser.

General Summary Information

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$ 2,500	$ 100
Automatic Investment Plan	$ 1,000	$ 100
IRA Account	$ 1,000	$ 100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Tarkio Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at  1-866-738-3629. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are generally currently taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

The Tarkio Fund’s investment objective is long term growth of capital. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The Investment Selection Process Used by the Fund

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner in the business that they invest.  Front Street Capital Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders with a disciplined, bottom up, fundamental approach to identify attractive equity investments based on quality and price.

Quality companies are defined by the Adviser as enterprises run by a management team focused on creating long-term value in the business. The Adviser’s qualitative review of a company focuses on company culture, and also includes an analysis of corporate integrity, capital allocation (historically, and on an ongoing basis), and long-term focus of management. As part of this review process, the Adviser will review publicly available information documenting management actions (with regard to integrity) and capital allocation (investing) decisions.  The Adviser looks for companies that demonstrate purpose and passion, teamwork (cooperation, not internal competition), and a focus on employee empowerment (driving fear out of the organization).  The Adviser seeks companies that focus on these criteria both historically and on an ongoing basis and really lives with these companies as a long-term partner.

When making investment decisions, the Adviser considers the company’s performance with respect to environmental, social, and governance (ESG) factors. The ESG evaluation process used by the Adviser favors companies that are strong stewards of the environment, devoted to serving local communities and society in general, committed to respecting, valuing and empowering employees and those in the supply chain, dedicated to producing high quality and safe products, and treating all stakeholders in an ethical

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manner.  The Adviser believes such positive ESG factors are often indicative of a company’s alignment with the Adviser’s investment criteria as stated above. These factors are considered part of the Adviser’s overall investment screening process but a negative rating by a third-party in any one or more of these areas does not necessarily exclude the company from investment.

The Fund also generally seeks to avoid investing in companies that the Adviser deems inconsistent with such positive ESG factors.  The Adviser believes that companies managed with long-term performance in mind are less likely to incur the many various liabilities associated with negative ESG factors.

The Objective Analysis

In determining whether a particular company or security may be a suitable investment, the Adviser may focus on a number of different criteria that may include, without limitation, the company’s accounting practices; its relationships with customers, employees, suppliers and local and national government; commitment to shareholder interest; its specific market expertise; and other indications that a company or security may be an attractive investment prospect. As part of this fundamental, bottom-up research, the Adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors.  After taking into consideration the foregoing types of variables, a company may be selected for inclusion in the Fund’s portfolio if, in the Adviser’s view, ownership of the company would be consistent with the Adviser’s philosophy as described above.

The Fund, under normal market conditions, invests primarily in common stock of U.S. companies that are selected for their long-term appreciation potential.  To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that could be viewed as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price.  In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes, including to gain exposure to certain sectors of securities that are represented by ownership in ETFs.  The Adviser limits to 5% the Fund’s total assets that may be invested in ETFs.  The Fund may, from time to time, focus investments in one or more sectors.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry.

The Fund generally will not engage in frequent trading of portfolio securities.

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The Adviser sells or reduces the Fund's position in a security when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

Temporary Defensive Positions

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Risks of Small and Medium Capitalization Companies. To the extent the Fund invests in small and medium capitalization companies, the Fund may be subject to additional risks.

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The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

Risks of Investing in Foreign Securities. To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include the risks associated with higher transaction costs, delayed settlements, lack of liquidity, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments. In addition, foreign issuers, brokers, and securities markets may be subject to less government supervision than in the U.S. The considerations noted above generally are intensified for investments in emerging markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Securities Risks. To the extent the Fund invests in fixed income securities, it could lose money or experience a lower rate of return if it holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.  These securities may accrue income that is distributable to shareholders even though the income may not yet have been paid.  If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.  Fluctuations in interest rates may affect the yield and value of a Fund’s investments in income-producing or fixed income or debt securities.  Generally, if interest rates rise, the value of the Fund’s investments may fall.  The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields.  The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds.

Investment Company Securities Risks. When the Fund invests in other investment companies (such as mutual funds or ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore,

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the Fund will incur higher expenses, many of which may be duplicative. The Fund may also be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds. The Fund has no control over the risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. When the Fund invests in underlying index funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the index on which the ETF or index mutual fund is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

Risks of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Technology Sector Risk.  The Fund’s investment strategy may, from time to time, result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses.  Historically, the Fund has had a larger percentage of issuers in the technology sector than other sectors.  The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, produce compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.  The Fund may also invest in a relatively few number of issuers.  Thus, the Fund may be more susceptible to adverse developments affecting any single issuers held in its portfolio and may be more susceptible to greater losses because of these developments.

ESG or Responsible Investing Risk. While the Adviser believes that companies with positive ESG factors can perform better than their non-ESG aligned peers in the long term, ESG responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize this type of investment process. The application of ESG or responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold

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securities that no longer satisfy the Adviser’s investment criteria. In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s ESG or responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

General Information

Management

The Investment Adviser

Front Street Capital Management, Inc. is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Adviser is a registered investment adviser. As of August 31, 2018, the Adviser had in approximately $____ million in assets under management.  The Fund's investment portfolio is managed on a day-to-day basis by Russell T. Piazza.

Mr. Piazza is the President of the Adviser.  Mr. Piazza has managed the Fund since its inception in June 2011. The Adviser was organized in 2006 as a Montana corporation and its address is 218 East Front Street, Suite 205, Missoula, Montana 59802.

Mr. Piazza founded the Adviser in 2006.  Mr. Piazza began his investment career in 1977 with Crowell Weedon & Co. in California.  He then moved to Piper Jaffray & Co. in Missoula, Montana where he became a Portfolio Manager and Vice President of Investments.  While at Piper Jaffray & Co., the business evolved into a discretionary managed portfolio model and Mr. Piazza was instrumental in developing the firm’s Discretionary Fee Based Portfolio Management Program.  He continued to work on the Piper Navigator Program until 2006 when Piper Jaffray & Co. was purchased by UBS.  Mr. Piazza received a B.S. degree in Finance from the University of Montana.

The Adviser has an affiliated investment adviser.  The Adviser has in place certain policies and procedures designed to prevent conflicts of interest.  Additional information is provided in the Fund’s SAI.

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The Fund's SAI provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees.

Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses. For its services the Adviser receives a management fee under the amended Investment Advisory Agreement equal to 0.75% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Investment Advisory Agreement between the Trust and the Adviser is available in the Fund’s annual report to shareholders for the year ended May 31, 2018.  For the fiscal year ended May 31, 2018, the Adviser received an aggregate fee of 0.75% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Under the Services Agreement the Adviser receives an additional fee of 0.25% and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling a share of the Fund, is the net asset value next determined by the Fund ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, as observed.  All

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purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services plus any applicable sales charge. If you sell your Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by the Fund.

If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's assets are generally valued at their market value. If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to help determine market value.

When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.  However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation.  Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis.  These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate.  The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio.

Because the Fund may have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act, the Fund’s net asset value is calculated

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based upon the net asset values of the registered open-end management investment companies in which the Fund invests.  The prospectuses for these investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Fund

You may purchase shares of the Fund through the Distributor or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-866-738-3629. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Investments Made Through Brokerage Firms or Other Financial Institutions

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. The Fund is deemed to have received your order when the brokerage firm or financial institution receives the order, and your purchase will be priced at the next calculated NAV. Your financial institution is responsible for transmitting your order in a timely manner.

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Minimum Investments

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading (refer to “Other Important Investment Information – Market Timing” later in this prospectus). The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•

Individual or Joint Ownership.  Individual accounts are owned by one person. Joint accounts have two or more owners.

•

A Gift or Transfer to Minor (UGMA or UTMA). A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•

Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

16

•

Business Accounts. Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

•

IRA Accounts. See “Types of Tax-Deferred Plans.”

Instructions for Opening and Adding to an Account

To Open an Account by Mail:

Complete and sign the Shareholder Application or an IRA Application. Make your check payable to Tarkio Fund. For IRA accounts, please specify the year for which the contribution is made.

Mail or overnight the application and check to:

Tarkio Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

To add to an account by mail:

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail or overnight the slip and the check to:

Tarkio Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

To Open an Account by Wire

Call (866) 738-3629 for instructions and to obtain an investor account number or an IRA account number prior to wiring to the Fund.

To add to an Account by Wire

Call (866) 738-3629 for instructions.

Telephone and Wire Transactions

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With respect to all transactions made by telephone, the Fund and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Types of Tax-Deferred Accounts

•

Traditional IRA.  An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

•

Roth IRA.  An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

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•

Spousal IRA. An IRA funded by a working spouse in the name of a non-earning spouse.

•

SEP-IRA.  An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

•

Keogh or Profit Sharing Plans.  These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions for each person covered by the plans.

•

403(b) Plans. An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

•

401(k) Plans. Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $1,000. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Fund.  You may also arrange for automatic monthly investments by having investments come directly from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Instructions for Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered and include the items listed below under the caption “To Sell Shares.”  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full,

19

any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

To Sell Shares

By Mail

Write a letter of instruction that includes:

•

The names(s) and signature(s) of all account owners.

•

Your account number.

•

The dollar or share amount you want to sell.

•

Where to send the proceeds.

•

If redeeming from your IRA, please note applicable withholding requirements.

•

Obtain a signature guarantee or other documentation, if required.

Mail or overnight your request to:

Tarkio Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

By Telephone

You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling (866) 738-3629. Redemption proceeds will only be mailed to your address of record.

•

You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

•

Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call (866)738-3629.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and expects to use cash holdings or cash equivalents on a regular basis. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Fund typically expects to mail the check within two business days; and (ii) for payment by wire or ACH, the Fund typically expects to process the payment within two business days.  Payment of redemption proceeds may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as

20

permitted by the Securities and Exchange Commission (the “SEC”), the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven (7) days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account.

•

If you request the redemption proceeds to be sent to a different address than that registered on the account.

•

If a change of address request has been received by the Transfer Agent within the last 15 days.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call (866) 738-3629.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the transfer agent at (866) 738-3629 to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at (866) 738-3629 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

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Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at (866) 738-3629 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Redemptions In-Kind

 The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets.  On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian.  These methods normally will be used during both regular and stressed market conditions.  In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  While the Fund does not intend, under normal circumstances, to redeem its shares by payment in kind. It is possible, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of

22

the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Other Important Investment Information

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

If you are interested in changing your election, you may call the transfer agent (866) 738-3629 or send a written notification to:

Tarkio Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees also has adopted a policy and procedures (the “Procedures”) directing the Fund to reject any purchase order with respect to an investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. These Procedures include relying on the Fund’s fair valuation processes with respect to the securities for which market quotations are not readily available. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. This policy applies uniformly to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund has entered into information sharing agreements with intermediaries as required by Rule 22c-2 under the Investment Company Act of 1940 that require intermediaries to provide, upon the Fund’s request, certain information about their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Fund.

The Fund may invest in foreign securities, and small to mid capitalization companies, and therefore may have additional risks associated with market timing. Because the Fund may invest in securities that are, among other things, priced on foreign exchanges, thinly traded, traded infrequently or relatively illiquid, the Fund has the risk that the current market price for the securities may not accurately reflect current market values. This can create opportunities for market timing by shareholders. For example, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences, and therefore could dilute the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

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Taxes

The Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually.  The Fund’s shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions.  Although the Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares.  Distributions may be subject to foreign, state, and local taxes, as well as federal taxes.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders of a Fund may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.  See the SAI for additional information.

In general, a shareholder who sells or redeems shares in the Fund will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares, provided that any loss recognized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities.  You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements and the Fund satisfies certain requirements.  See your tax adviser or and the SAI for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax (presently at the rate of 24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Shareholders should consult with their own tax advisors to ensure distributions and sale of shares of a Fund are treated appropriately on their income tax returns.

Cost Basis Reporting.  Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered securities” are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost Method as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

26

Financial Highlights

The following table is intended to help you better understand the financial performance of the Fund for the last five years. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by ____________, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is available from the Fund upon request without charge.

Selected data for a share outstanding throughout the period:

27

TARKIO FUND

Other Fund Service Providers

Investment Adviser

Front Street Capital Management, Inc.

Distributor

Arbor Court Capital, LLC

Custodian
Huntington National Bank

Independent Registered Public Accounting Firm

[to be inserted]

Legal Counsel

Practus, LLP

Transfer Agent

Mutual Shareholder Services, LLC

28

Privacy Notice

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

29

The Fund’s Privacy Notice is not part of the Prospectus.

30

How to Get More Information

Where to Go For Information

For shareholder inquiries, please call (866) 738-3629.

The Statement of Additional Information is on file with the Securities and Exchange Commission (“SEC”), contains additional and more detailed information about the Fund, and is incorporated into this Prospectus by reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. There are four ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge. General inquires about the Fund may also be directed to the below address and phone number.

Tarkio Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 738-3629

2.

Go to the Fund’s website at www.tarkiofund.com.

3.

Call or write the SEC’s Public Reference Room, 100 F Street, N.E., Washington D.C.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

4.

Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov..

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

The Adviser’s Contact Information is:

Front Street Capital Management, Inc.
218 East Front Street

Suite 205

31

Missoula, MT 59802

406-541-0130

SEC file number: 811-22504

32

Tarkio Fund

(TARKX)

33

CLARK FORK TRUST

Tarkio Fund (TARKX)

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2018

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Tarkio Fund dated September 30, 2018, as may be supplemented from time to time.  This SAI incorporates by reference the Fund’s Annual Report for the fiscal year ended May 31, 2018.  A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling 1-866-738-3629.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND	2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	7
MANAGEMENT	9
SHAREHOLDER INFORMATION	14
PRICING AND PURCHASE OF FUND SHARES	27
ANTI-MONEY LAUNDERING PROGRAM	28
REDEMPTIONS IN-KIND	28
ADDITIONAL SERVICE PROVIDERS	29
DISCLOSURE OF PORTFOLIO HOLDINGS	30
PROXY VOTING POLICIES	30
FINANCIAL STATEMENTS	31
EXHIBIT A	32
EXHIBIT B	36
EXHIBIT C	38

DESCRIPTION OF THE TRUST AND THE FUND

The Clark Fork Trust (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust’s fiscal year ends on May 31st of each year.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  Much of the information contained in this SAI expands on subjects discussed in the Fund’s Prospectus.  No investment in shares of the Fund should be made without first reading the Prospectus.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. The investment adviser to the Fund is Front Street Capital Management, Inc. (the "Adviser").

Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of the Fund.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund"). The Declaration of Trust provides for the perpetual existence of the Trust.  The Declaration of Trust further provides that the Trustees may also terminate the Trust or any fund upon written notice to the shareholders.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust instrument states further that no Trustee, officer or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

For information concerning the purchase and redemption of shares of the Fund, see "Purchase and Sale of Fund Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Pricing of Fund Shares" in the Prospectus and in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

Equity Securities. The Fund may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investment Company Securities. The Fund may invest in the securities of other investment companies, such as other mutual funds, exchange-traded funds (“ETFs”) or money market funds, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund may also invest in shares of ETFs and underlying funds its performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an underlying ETF purchased in reliance on Section 12(d)(1)(F), the underlying ETF is not obligated to redeem an amount exceeding 1% of the underlying ETF’s outstanding shares during a period of less than 30 days.

Foreign Securities.  The Fund may invest in foreign equity and debt securities.  Foreign equity securities may include American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, non-publicly offered securities and restricted securities. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

Fixed Income Securities (including High-Yield Fixed Income Securities). The Fund may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

(1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Cash Investments.  When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1.

Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.

Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.

Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.

Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.

Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.

Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.

Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

As a fundamental policy, the Fund is not a diversified investment company and is considered a non-diversified portfolio.  As a non-diversified portfolio, the Fund has the ability to invest a greater percentage of its assets in the securities of particular issuers compared to a diversified portfolio, and is permitted to hold the securities of fewer companies than other funds.  Additionally, the Fund’s investment objective is considered a fundamental policy.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.  With respect to Fund’s policy on concentration, the Fund will use the Standard Industrial Classification Codes list that is maintained by the Securities and Exchange Commission to classify the Fund’s holdings by industry.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1.

Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.

Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.

Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.

Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

5.

Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

MANAGEMENT

THE INVESTMENT ADVISER

The Adviser is Front Street Capital Management, Inc., located at 218 East Front Street, Suite 205, Missoula, Montana 59802.  The Adviser was organized on October 17, 2006 in Missoula, Montana as a corporation under the laws of the state of Montana.  The Adviser is majority owned by Mr. Russell T. Piazza (87%), the Fund’s portfolio manager. Michele Blood (10%), Virginia Belker (2%), and David Wild (1%) represent the balance of ownership in the Adviser.

The Adviser has an affiliated investment adviser that, while it operates independently of the Adviser, utilizes the Adviser’s infrastructure, office space, administrative and certain executive employees and other resources.  The portfolio manager manages separate accounts that may be similar to the Fund.  Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another.  Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  On July 30, 2013, the Board of Trustees of the Trust approved an amended Investment Advisory Agreement that reduced the management fee payable to the Adviser to 0.75% of the average daily net assets of the Fund.

Under the Services Agreement the Adviser receives an additional fee of 0.25% and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  Under the Services Agreement the Adviser is also obligated to pay for certain operational expenses of the Fund including those related to transfer agency, fund accounting, audit, legal and chief compliance officer.

The following table sets forth the advisory and service fees paid to the Adviser by the Fund for the fiscal years ended May 31.

Fiscal Year Ended	Advisory Fees Earned	Service Fees Earned
May 31, 2016	$227,993	$75,998
May 31, 2017	$387,437	$129,145
May 31, 2018	$716,373	$238,791

The Adviser retains the right to use the names "Clark Fork" or “Tarkio” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Clark Fork" or “Tarkio or any derivative thereof automatically ceases ninety days after termination of the Investment Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

THE PORTFOLIO MANAGER

Mr. Russell T. Piazza is the portfolio manager responsible for the day-to-day management of the Fund. The table below provides information regarding other accounts managed by the Portfolio Manager as of May 31, 2018.

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies
Other Pooled Investment Companies
Other Accounts

Mr. Piazza receives no salary, bonus or compensation from the Fund on a regular basis. Mr. Piazza is compensated directly from the Adviser. Mr. Piazza’s compensation consists of a salary from the Adviser and earnings from his ownership stake in the Adviser. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of May 31, 2018.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Russell T. Piazza	Over $1 million

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Each Officer shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

The Board is currently composed of 3 Trustees, including 2 Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee, Nominating and Corporate Governance Committee and Valuation Committee.

The Chairman of the Board of Trustees is Russell T. Piazza, who is an “interested person” of the Trust, within the meaning of the 1940 Act.  The Trust does not have a “lead” independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio managers to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment adviser, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Russell T. Piazza is the President of Front Street Capital Management, Inc. Mr. Piazza has over 33 years of experience in the investment industry and brings extensive investment management knowledge to the Board of Trustees. Ms. Stan has significant experience teaching business classes at the college and graduate levels, with a particular focus on marketing and she has conducted research and consulted in the areas of services marketing, customer service management, customer and business-to-business relationships. Mr. Munsey has nearly 40 years of business and management experience.  He currently is the owner of a restaurant in Missoula, Montana and has served on various boards including a local chamber of commerce and school board.

The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell T. Piazza (2) (63)	Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co. (stock brokerage and financial advisory services company), 1977 to 1979. Portfolio Manager, Vice President of Investments, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 1979 to 2006. President and Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None

Virginia Belker (52)	Chief Compliance Officer	Indefinite Term; Since 2011

Branch Administrative Manager, Piper Jaffray & Co. (stock brokerage and investment advisory firm) 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.

				N/A	N/A
Michele Blood (53)	Treasurer	Indefinite Term; Since 2015

Senior Registered Investment Assistant at Piper Jaffray & Co. (stock brokerage and investment advisory firm) from 1987 until 2006 (merged with UBS Financial Services in 2006).  Co-founder and Vice President of Front Street Capital Management, Inc. 2006 to present.  Michele received her certificate of Accounting and Technology from the University of Montana, College of Technology.

				N/A	N/A
John H. Lively (49)	Secretary	Indefinite Term; Since 2010	Attorney, Practus, LLP (law firm), May 1, 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to April 30, 2018.	N/A	N/A

 (1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

 (2) Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Simona Stan (53)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Michael Munsey (71)	Independent Trustee	Indefinite Term; Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974.	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

BOARD INTEREST IN THE FUND

The following table shows the dollar amount range of each Trustee’s beneficial ownership of the Fund as of the end of the most recently completed calendar year and stated as one of the following ranges:  A = None; B = $1 - $10,000; C = $10,001 - $50,000; D = $50,001 - $100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Russell T. Piazza	E	E
Independent Trustees
Simona Stan Michael Munsey	A A	A A

Ownership of Securities of Adviser, Distributor, or Related Entities.  As of December 31, 2017, none of the Independent Trustees and/or their immediate family members own securities of the Adviser, Distributor, or any entity controlling, controlled by, or under common control with the Adviser or Distributor.

COMPENSATION

The Trustees of the Fund who are officers or employees of the Adviser receive no remuneration from the Fund.  Each of the other Trustees is paid a fee of $250 for each meeting attended and is reimbursed for the expenses of attending meetings.

Set forth below is the compensation that the Trustees received for their services for the fiscal year ended May 31, 2018.

Name of Person/ Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex
Russell T. Piazza / Interested Trustee	$0	$0	$0	$0

Name of Person/ Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex
Simona Stan / Independent Trustee	$1,000	$0	$0	$1,000
Michael Munsey / Independent Trustee	$1,000	$0	$0	$1,000

AUDIT COMMITTEE

The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Simona Stan and Michael Munsey. The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit

Committee is responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.  During the past fiscal year, the Committee met ___.

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE

The Board of Trustees has a Nominating and Corporate Governance Committee, which is comprised of the independent members of the Board of Trustees, Simona Stan and Michael Munsey.  The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which are described in Exhibit C - the charter also describes the process by which shareholders of the Trust may make nominations.  During the past fiscal year, the Committee did not meet.

VALUATION COMMITTEE

The Board of Trustees has a Valuation Committee, which is comprised of the Board’s Independent Trustees, Simona Stan and Michael Munsey.  The Valuation Committee meets quarterly, as needed, in the event that the Fund holds any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis.  During the past fiscal year, the Committee did not meet.

SHAREHOLDER INFORMATION

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

As of August 31, 2018, the following persons were considered to be either a control person or a principal shareholder of the Fund.

Name and Address	% Ownership	Type of Ownership
TD Ameritrade Inc.[1] P.O. Box 2226 Omaha, NE 68103		Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105		Record

________

1  The  Fund’s shares are sold through channels including broker-dealer intermediaries that may establish single, omnibus accounts with the Fund’s transfer agent.  The beneficial owners of these shares, however, are the individual investors who maintain accounts within these broker-dealer intermediaries.  The Fund is not aware of any beneficial owners owning more than 5% of the Fund’s outstanding shares.

As of August 31, 2018, the Trustees and Executive Officers of the Trust owned beneficially __% of the Fund’s outstanding shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreement, the Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, technical and quantitative information about markets, accounting and performance systems that allow the Adviser to determine and track investment results; trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers, and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. Due to research services provided by brokers, the Fund may direct trades to certain brokers. The Adviser directed a portion of the Fund’s brokerage transactions to certain brokers because of the trading services provided.  The amounts of these transactions for the fiscal year ended May 31, 2018 for the Fund were $______________.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

Each of the Trust, Adviser and Distributor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code of Ethics from the SEC.

The following table sets forth the brokerage commissions paid by the Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions
May 31, 2016	$4,398.90
May 31, 2017	$3,731.61
May 31, 2018	$_______

TAX INFORMATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting a Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•

a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•

a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•

an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•

a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC -- The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 21% penalty as long as such failure is inadvertent.  Instead, such RIC is only required to pay the tax the amount of shortfall to the amount that would have satisfied the 90% income test.

The Fund intends to invest in ETFs and investment companies that are taxable as RICs under the Code.  Accordingly, the income the Fund receives from such ETFs and investment companies should be qualifying income for purposes of the Fund satisfying the 90% Test described above.  However, the Fund may also invest in one or more ETFs or investment companies that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Fund anticipates monitoring its investments in such ETFs or other entities so as to keep the Fund’s non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

With respect to the asset-diversification requirement, the fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%).  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term).  For net capital losses recognized prior to 2011, such losses are permitted to be carried forward up to 8 years and are characterized as short-term.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC --  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

The Board reserves the right not to maintain the qualifications of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Taxation for U.S. Shareholders -- Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.  Dividends received by the Fund from an exchange traded fund (“ETF”) or other investment company taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. If you lend your Fund shares pursuant to a securities lending or similar arrangement, you may lose the ability to treat dividends (paid while the Fund shares are held by the borrower) as qualified dividend income. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  The maximum tax rate on capital gain dividends received by individuals is generally 20%.  Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).  The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities.  The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, its proportionate shares of such undistributed amount, and (ii) will be entitled to credit its proportionate shares of the federal income tax paid by the Fund on the undistributed amount against its U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 21%, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on taxable distributions and certain other payments paid to non-corporate holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

Tax Shelter Reporting Regulations -- Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets -- Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Shares Purchased through Tax-Qualified Plans -- Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. This preferential treatment may not be available to the extent the Fund receives such interest indirectly through an investment in an ETF. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes -- Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities -- To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest --  A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

 Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Section 1256 Contracts - Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered “section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be “marked-to-market” and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term and 40% short-term capital gain or loss.

Tax-Exempt Shareholders -- A tax-exempt shareholder could recognize unrelated business taxable income (UBTI) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies -- A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

 Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions -- The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation -- Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

The ETFs and other investment companies in which the Fund invests may invest in foreign securities. Dividends and interest received by an ETF’s or investment company’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. As noted above, tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF or investment company in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s or investment company’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF or investment company should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. The Fund, however, is not expected to be able to pass these benefits along to its shareholders.

Foreign Shareholders -- Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

In general, a regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of the Fund that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be USRPHCs. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

FATCA.  Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them.  The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

PRICING AND PURCHASE OF FUND SHARES

PRICING OF FUND SHARES

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PURCHASES AND SALES THROUGH BROKER DEALERS

The Fund may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS IN KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

ADDITIONAL SERVICE PROVIDERS

CUSTODIAN

Huntington National Bank, 7 Eastern Oval EA4E95, Columbus, Ohio 43219 acts as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Huntington National Bank has no supervisory function over management of the Fund.

FUND SERVICES

Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (direct shareholders) or $8.00 per shareholder (fundserv accounts) (subject to a minimum monthly fee of $775) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $22,500, from $25 million to $50 million in assets the annual fee is $31,700, from $50 million to $75 million in assets the annual fee is $37,450, from $75 million to $100 million in assets the annual fee is $43,200, from $100 million to $125 million in assets the annual fee is $48,950, from $125 million to $150 million in assets the annual fee is $54,700, from $150 million to $200 million in assets the annual fee is $60,450, from $200 million to $300 million in assets the annual fee is $60,450 plus .01% on assets greater than $200 million and above $300 in assets the annual fee is $70,450 plus .005% on assets greater than $300 million.

For the year ended May 31, 2016, MSS received $41,004 for its transfer agent and accounting services.  For the year ended May 31, 2017, MSS received $43,878 for its transfer agent and accounting services. For the year ended May 31, 2018, MSS received $_____ for its transfer agent and accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2019.  The independent registered public accounting firm performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

Practus, LLP, 13100 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel for the Trust and Fund.  John H. Lively, Secretary of the Trust, is the managing partner of Practus, but he receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

DISTRIBUTOR

Arbor Court Capital, LLC (the “Distributor”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the Fund on a continuous basis.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Fund’s website, is public information. All other information is non-public information.

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents are the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisers. The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include: (i) confidentiality clauses in written agreements; (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship): (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships); or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also releases information to Morningstar or other entities that track and rank mutual fund performance on a delayed basis after the information has been filed with the SEC or otherwise made public. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

The Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund, or the Adviser. Additionally, the Fund, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PROXY VOTING POLICIES

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser subject to the supervision of the Board of Trustees. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser and its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 866-738-3629 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s and the Adviser’s proxy voting policy and procedures are also available by calling 866-738-3629 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal period ended May 31, 2018.  You can obtain the Annual Report without charge by writing the Tarkio Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or by calling 1-866-738-3629.

Exhibit A

CLARK FORK TRUST

PROXY VOTING POLICY AND PROCEDURE

Introduction

Clark Fork Trust (the “Trust”) is a registered open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust may offer multiple series (each a “Fund” and, collectively, the “Funds”).   Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “Proxy Rule”).

Consistent with its fiduciary duties and pursuant to the Proxy Rule, the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Fund’s shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.  This policy may be amended, from time to time, as determined by the Board.

The Proxy Rule requires that each series of shares of the Trust listed on Exhibit A, attached hereto, (each a “Fund”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The Proxy Rule also requires each Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

Delegation of Proxy Voting Authority to Fund Adviser

The Board believes that the investment adviser of each Fund (the “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited entity to make decisions on how to vote proxies of portfolio companies held by that Fund.  Therefore, subject to the oversight of the Board, the Trust shall defer to and rely on the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio.  Consistent with its duties under this Policy, the Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act.  The Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy (each an “Adviser’s Voting Policy”), a copy of which shall be presented to the Board for its review.  The Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Voting Policy as it relates to each Fund. The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by the Adviser.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision.

When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion.  The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Oversight of the Advisers’ Proxy Voting Compliance Activities

The Adviser shall present to the Trust’s Board a quarterly report summarizing its proxy voting compliance activities for the preceding quarter.  The administrator shall review the report to ensure compliance with the Proxy Rule and with this Policy, and shall determine the steps and procedures, if any, that must be undertaken or adopted by the Trust and any Adviser to ensure further compliance with the relevant laws.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

Each Fund shall disclose this Policy, or a description of the Policy, to its shareholders by including it as an appendix to its Statement of Additional Information (“SAI”) on Form N-1A. Each Fund will also notify its shareholders in the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number. The Fund will send this description of the Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

In accordance with the Proxy Rule, the Adviser shall provide a complete voting record, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter.  The Trust’s administrator will file Form N-PX with the SEC on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

Each Fund, subject to oversight of the Board, shall disclose the Fund’s complete proxy voting record to its shareholders on Form N-PX, as required by the Proxy Rule, for the twelve-month period ended June 30th. Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote: (i) the name of the issuer of the portfolio security; (ii) the exchange ticker symbol of the portfolio security (if available through reasonably practicable means); (iii) the Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means); (iv) the shareholder meeting date; (v) a brief identification of the matter voted on; (vi) whether the matter was proposed by the issuer or by a security holder; (vii) whether the Fund cast its vote on the matter; (viii) how the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

If a Fund has a website, the Fund may post of copy of its Adviser’s proxy voting policy and this Policy on such website.  A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus.  The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

EXHIBIT A

Tarkio Fund

Exhibit B

Front Street Capital Management

Proxy Voting

Front Street Capital Management

Mutual Fund Assets

IA Policies and Procedures Manual

To Current

Proxy Voting

Policy

Front Street Capital Management acts as discretionary investment adviser for the Tarkio Fund, an investment company registered under the Investment Company Act of 1940. The Adviser’s authority to vote proxies is established in the investment advisory contract with the Tarkio Fund approved by the Fund’s Board of Directors. The Adviser maintains written policies and procedures as to the voting and reporting of proxies in regard to the Tarkio Fund.

Front Street Capital Management votes proxies based on the principle of maximizing shareholder value. The Adviser, on behalf of the Fund, generally votes in favor of routine corporate housekeeping proposals including the election of directors. For all other proposals the Adviser determines if the proposal is in the best interest of the shareholders of the Fund and votes in a manner the Adviser believes will best maximize shareholder value.  The Adviser may abstain from voting if it determines that the costs associated with voting a proxy outweigh the benefits.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Front Street Capital Management’s Chief Compliance Officer (CCO) has the responsibility for the implementation and monitoring of our proxy policy and procedures.

Procedure

Front Street Capital Management has adopted various procedures to implement the firm’s policy and to insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

•

All proxy materials will be forwarded to Front Street Capital Management’s Chief Compliance Officer (CCO)

•

CCO will sort to determine proxy materials related to the Tarkio Fund

•

CCO will present the Adviser’s Portfolio Management team with the proxy materials related to the Tarkio Fund

•

Portfolio Management team will vote the proxy in accordance with Front Street Capital Management’s Proxy Voting policy in regard to Mutual Fund assets.

Recordkeeping

Front Street Capital Management will keep proxy records on file for the Tarkio fund that include:

•

The name of the issuer of the portfolio security

•

The exchange ticker symbol of the portfolio security

•

The CUSIP number for the portfolio security

•

The shareholder meeting date

•

A brief identification of the matter voted on

•

Whether the matter was proposed by the issuer or a security holder

•

Whether the Fund cast its vote on the matter

•

How the fund cast its vote (for, against or abstain)

•

Whether the Fund cast its vote for or against management

Disclosure

•

Front Street Capital Management discloses its proxy voting policy in regard to Mutual Fund Assets in the Firm’s disclosure document.

•

Clients may request information regarding the proxy voting records of the Tarkio Fund as well as a copy of Front Street Capital Management’s proxy policies and procedures. All requests should be forwarded to CCO.

Exhibit C

Nominating and Corporate Governance Committee Charter

Clark Fork Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of Clark Fork Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.

The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate.  The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers.  See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.

The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.

The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

CLARK FORK TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.

Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion.  Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt.  The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1)

Certificate of Trust.1

(a)(2)

Agreement and Declaration of Trust.1

(b)

By-laws.1

(c)

Certificates for shares are not issued.  Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)

Amended Investment Advisory Agreement between the Trust and Front Street Capital Management, Inc.2

(e)

Distribution Agreement between the Trust and Arbor Court Capital, LLC.3

(f)

None.

(g)

Custody Agreement between the Trust and Huntington National Bank.1

(h)(1)

Transfer Agent and Accounting Services Agreement between the Trust and Mutual Shareholder Services, LLC.1

(h)(2)

Services Agreement between the Trust and Front Street Capital Management, Inc.1

(i)(1)

Opinion and Consent of Counsel with respect to the Clark Fork Fund.1

(i)(2)

Not applicable

(j)

Not applicable

(k)

Not applicable.

(l)

Initial Capital Agreement.1

(m)

None.

(n)

None.

(p)(1)

 Code of Ethics for the Trust.1

(p)(2)

 Code of Ethics for Front Street Capital Management, Inc. 1

(q) (1)

Power of Attorney for Ms. Stan.1

(q)(2)    Power of Attorney for Mr. Munsey.2

___________

1  Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 14, 2011 (File Nos. 811-22504 and 333-171178).

2  Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013.

3  Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 28, 2015.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law.  In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectus section entitled “Management” and the Statement of Additional Information section entitled “The Investment Adviser” for the activities and affiliations of the officers and directors of the investment adviser of the Registrant (the “Adviser”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Adviser currently serves as investment adviser to other institutional and individual clients.

ITEM 32. Principal Underwriter

(a) Arbor Court Capital, LLC also acts as principal underwriter to:

Archer Investment Series Trust

              MP63 Fund

              Endurance Series Trust

              Clark Fork Trust

              Frank Funds

              GL Beyond Income Fund

              Monteagle Funds

              Ancora Funds

              Collaborative Investment Series Trust

              MSS Series Trust

              Neiman Funds

              PSG Capital Management Trust

 Neiman Funds

 (b) The following is provided with respect to each director, officer or partner of Arbor Court Capital, LLC.

Name, Principal Business Address and Position and Office with Underwriter	Positions and Offices with the Fund
Gregory B. Getts, President and CEO	None of the officers will have a position with the Fund.
David W. Kuhr, Chief Compliance Officer and SROP/CROP

The address for each director, officer or partner of Arbor Court Capital, LLC is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, unless otherwise noted.

(c)  No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

ITEM 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 218 East Front Street, Suite 205, Missoula, Montana 59802 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of Huntington National Bank, 7 Eastern Oval EA4E95, Columbus, Ohio 43219.  Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Front Street Capital Management, Inc. located at 218 East Front Street, Suite 205, Missoula, Montana 59802, keeps the records relating to its function as the investment adviser to the Clark Fork Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Missoula, State of Montana, on the 31st day of July, 2018.

CLARK FORK TRUST

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 31st day of July, 2018.

By:

/s/ Russell T. Piazza

  Russell T. Piazza, Chairman of the Board, Principal Executive Officer

/s/ Michele Blood

Michele Blood, Treasurer, Principal Financial Officer

/s/ Simona Stan*

Simona Stan, Trustee

/s/ Michael Munsey*

Michael Munsey, Trustee

*By: Russell T. Piazza

Attorney-in-fact pursuant to Powers of Attorney previously filed.

Exhibit List

None